Received SEC

JUL 28 2017

Washington, DC 20549

NYSE

17010528

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

July 28, 2017

CERTNYS
001-13447

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 6.95% Series F Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock of ANNALY CAPITAL MANAGEMENT, INC., under the Exchange Act of 1934.

Sincerely,

Silvio Conte